Warrants (Details) - $ / shares	6 Months Ended
	May 31, 2021	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019
Number outstanding	21,437,792	21,923,624	22,123,623	23,740,290
Shares issuable upon exercise	21,299,053
June 2016 Warrants
Exercise price	$ 19.30
Number outstanding	277,478	277,478	277,478	277,478
Expiry	Jun. 02, 2021
Shares issuable upon exercise	138,739
2018 Firm Warrants
Exercise price	$ 0.75
Number outstanding	20,000,000	20,000,000	20,000,000	20,000,000
Expiry	Oct. 16, 2023
Shares issuable upon exercise	20,000,000
October 2018 Placement Agent Warrants
Exercise price	$ 0.9375
Number outstanding	1,160,314
Expiry	Oct. 16, 2023
Shares issuable upon exercise	1,160,314